Financial Instruments - Additional Information (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	May 03, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Recognised assets representing continuing involvement in derecognised financial assets						€ 33.3	€ 51.0
Liability relating to IFRS 16 [Member]
Disclosure of detailed information about borrowings [line items]
Lease liabilities						112.2
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount						553.2
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	€ 12.1	$ 9.6	€ 8.4
Notional amount					$ 935.6	821.4
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity						€ 80.0
2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Notional amount								€ 400.0
Interest rate				3.25%	3.25%	3.25%
Derivatives [member] | Swap contract [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				£ 260.7		€ 309.7
Derivatives [member] | Hedges of net investment in foreign operations [member] | Swap contract [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £				£ 222.4